Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information - Additional Information (Detail) (10.875% Senior Notes, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 16, 2011
10.875% Senior Notes
Debt Instrument [Line Items]
Interest rate on senior note	10.875%	10.875%	10.875%	10.875%
Aggregate principal amount outstanding	$ 265,000